Sale of Subsidiary - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	1 Months Ended			12 Months Ended
	Apr. 14, 2010	Apr. 30, 2010	Jan. 31, 2010	Jan. 31, 2009	Feb. 27, 2011	Jan. 02, 2010	Jan. 02, 2009 Employees
Schedule Of Sale Of Subsidiary [Line Items]
Cash Consideration For Sale Of Subsidiary							$ 1,900
Sale Of Subsidiary Consideration Notes Receivable							5,000
Notes Receivable Interest Rate				8.00%
Acquirer accrued vacation employees							43
Related due first installment payment						2,500
Accrued interest						400
Final payment	3,825	3,825	1,400
Reimbursement of legal fees		129	100
Interest		41	400
Reduction of principal		3,655	900
Delinquent payment						1,600
Gain on disposal					$ 3,655